Shares - Net income per share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 01, 2021	Mar. 20, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income	$ 63,141	$ 67,372
Interest from convertible debentures (after tax)	5,925	5,893
Diluted net income available to common shareholders	$ 69,066	$ 73,265
Weighted average number of common shares (in shares)	26,566,846	27,406,140
Weighted-average effect of dilutive securities
Dilutive effect of treasury shares (in shares)	1,260,436	1,485,275
Weighted average number of diluted common shares (in shares)	33,026,740	34,006,850
Basic net income per share (in CAD per share)	$ 2.38	$ 2.46
Diluted net income per share (in CAD per share)	$ 2.09	$ 2.15
5.00% convertible debentures
Weighted-average effect of dilutive securities
Dilutive effect of convertible debentures (in shares)	2,148,438	2,095,236
5.50% convertible debentures
Weighted-average effect of dilutive securities
Dilutive effect of convertible debentures (in shares)	3,051,020	3,020,199
Convertible Subordinated Debt | 5.00% convertible debentures
Weighted-average effect of dilutive securities
Interest rate	5.00%			5.00%
Convertible Subordinated Debt | 5.50% convertible debentures
Weighted-average effect of dilutive securities
Interest rate	5.50%		5.50%